RELATED PARTY TRANSACTIONS - Summary of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related party transactions [abstract]
Remuneration to key management and executive directors	$ 1,730	$ 1,466	$ 3,158	$ 2,816
Non-executive directors’ fees	696	620	824	764
Key management personnel compensation	$ 2,426	$ 2,086	$ 3,982	$ 3,580